Earnings Per Common Share - Schedule of Earnings Per Share (EPS) (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Net Earnings to Common Shareholders
Basic EPS	$ 331	$ 294	$ 790	$ 731
Potential dilutive effect of stock options	0	0	0	0
Diluted EPS	$ 331	$ 294	$ 790	$ 731
Weighted Average Shares
Basic EPS (shares)	494.0	485.4	492.8	484.3
Potential dilutive effect of stock options (shares)	0.2	0.3	0.4	0.3
Diluted EPS (shares)	494.2	485.7	493.2	484.6
EPS
Basic (CAD per share)	$ 0.67	$ 0.61	$ 1.60	$ 1.51
Diluted (CAD per share)	$ 0.67	$ 0.61	$ 1.60	$ 1.51